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                      METROPOLITAN LIFE INSURANCE COMPANY

         UL II -- FLEXIBLE PREMIUM MULTIFUNDED LIFE INSURANCE POLICIES


                      SUPPLEMENT DATED APRIL 28, 2008 TO

             Prospectus Dated April 30, 1993 as previously amended

This supplement updates certain information contained in your last prospectus and subsequent supplements. You should read and retain this supplement with your Policy. We will send you an additional copy of your most recent prospectus (and any previous supplements thereto), without charge, on written request sent to MetLife, P.O. Box 543, Warwick, RI 02887-0543. New UL II Policies are no longer available for sale.

You allocate net premiums to and may transfer cash value among the investment divisions of the Metropolitan Life Separate Account UL. Each investment division, in turn, invests in the shares of one of the following Portfolios:


             AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2 SHARES)
             American Funds Bond Fund   American Funds Growth Fund
             American Funds Global      American Funds
              Small Capitalization Fund  Growth-Income Fund

                 MET INVESTORS SERIES TRUST (CLASS A SHARES)
             BlackRock Large Cap Core   Legg Mason Value Equity
             Portfolio                   Portfolio
             Clarion Global Real        Lord Abbett Bond
              Estate                     Debenture Portfolio
              Portfolio (formerly       Met/AIM Small Cap Growth
              Neuberger Berman Real      Portfolio
              Estate Portfolio)         MFS(R) Research
             Cyclical Growth and         International Portfolio
             Income ETF Portfolio       Oppenheimer Capital
             Cyclical Growth ETF         Appreciation Portfolio
             Portfolio                  PIMCO Inflation Protected
             Harris Oakmark              Bond Portfolio
              International Portfolio   PIMCO Total Return
             Janus Forty Portfolio       Portfolio
             Lazard Mid Cap Portfolio   RCM Technology Portfolio
             Legg Mason Partners        T. Rowe Price Mid Cap
              Aggressive Growth          Growth Portfolio
              Portfolio

               METROPOLITAN SERIES FUND, INC. (CLASS A SHARES)
             BlackRock Aggressive       MetLife Stock Index
              Growth Portfolio           Portfolio
             BlackRock Bond Income      MFS(R) Total Return
              Portfolio                  Portfolio
             BlackRock Diversified      MFS(R) Value
              Portfolio                  Portfolio (formerly
             BlackRock Large Cap Value   Harris Oakmark Large Cap
              Portfolio                  Value Portfolio)
             BlackRock Legacy Large     Morgan Stanley EAFE(R)
              Cap Growth Portfolio       Index Portfolio
             BlackRock Money Market     Neuberger Berman Mid Cap
              Portfolio                  Value Portfolio
             BlackRock Strategic Value  Oppenheimer Global Equity
              Portfolio                  Portfolio
             Davis Venture Value        Russell 2000(R) Index
              Portfolio                  Portfolio
             FI Large Cap Portfolio     T. Rowe Price Large Cap
             FI Mid Cap Opportunities    Growth Portfolio
              Portfolio                 T. Rowe Price Small Cap
             FI Value Leaders Portfolio  Growth Portfolio
             Franklin Templeton Small   Western Asset Management
              Cap Growth Portfolio       Strategic Bond
             Harris Oakmark Focused      Opportunities Portfolio
              Value Portfolio           Western Asset Management
             Jennison Growth Portfolio   U.S. Government Portfolio
             Julius Baer International  MetLife Conservative
              Stock                      Allocation Portfolio
              Portfolio (formerly FI    MetLife Conservative to
              International Stock        Moderate Allocation
              Portfolio)                 Portfolio
             Lehman Brothers(R)         MetLife Moderate
              Aggregate Bond Index       Allocation Portfolio
              Portfolio                 MetLife Moderate to
             Loomis Sayles Small Cap     Aggressive Allocation
              Portfolio                  Portfolio
             MetLife Mid Cap Stock      MetLife Aggressive
              Index Portfolio            Allocation Portfolio


The prospectuses for the Portfolios are attached to this supplement. They describe in greater detail an investment in the Portfolios listed above. Please read them and keep them for reference.

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SENDING COMMUNICATIONS AND PAYMENTS TO US


You can communicate all of your requests, instructions and notifications to us by contacting us in writing at our Designated Office. We may require that certain requests, instructions and notifications be made on forms that we provide. These include: changing your beneficiary; taking a Policy loan; changing your death benefit option; taking a partial withdrawal; surrendering your Policy; making transfer requests (including elections with respect to the automated investment strategies) or changing your premium allocations. As of the date of this prospectus, requests for partial withdrawals and Policy loans must be in writing. However, you should contact us at 1-800-MET-5000 for our current procedures. Below is a list of our Designated Offices for various functions. We may name additional or alternate Designated Offices. If we do, we will notify you in writing. You may also contact us at 1-800-MET-5000 for information on where to direct communication regarding any function not listed below.


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
               FUNCTION                         DESIGNATED OFFICE ADDRESS
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
Premium Payments                         MetLife P.O. Box 371351, Pittsburgh, PA
                                           15250-7351
---------------------------------------------------------------------------------
Payment Inquiries                        MetLife, P.O. Box 30375, Tampa, FL 33630
---------------------------------------------------------------------------------
Surrenders, Withdrawals, Loans,          MetLife, P.O. Box 543, Warwick, R.I.
  Investment Division Transfers,           02887-0543
  Premium Reallocation
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Death Claims                             MetLife, P.O. Box 353, Warwick, R.I.
                                           02887-0353
---------------------------------------------------------------------------------
Beneficiary & Assignment                 MetLife, P.O. Box 313, Warwick, R.I.
                                           02887-0313
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Address Changes                          MetLife, 500 Schoolhouse Road,
                                           Johnstown, PA 15904
                                         Attn: Data Integrity
---------------------------------------------------------------------------------
Reinstatements                           MetLife, P.O. Box 30375, Tampa, FL 33630
---------------------------------------------------------------------------------


If you send your premium payments or transaction requests to an address other than the one we have designated for receipt of such premium payments or requests, we may return the premium payment to you, or there may be a delay in applying the premium payment or transaction to your Policy.


TRANSFERRING CASH VALUE AMONG YOUR POLICY'S INVESTMENT OPTIONS


The following replaces the list of Monitored Portfolios in the third paragraph of this section:

BlackRock Strategic Value Portfolio, Julius Baer International Stock Portfolio, Franklin Templeton Small Cap Growth Portfolio, Loomis Sayles Small Cap Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, T. Rowe Price Small Cap Growth Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, and American Funds Global Small Capitalization Fund.

OTHER INFORMATION

An investor brochure that includes information describing the Financial Industry Regulatory Authority ("FINRA") Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.

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